Share-based compensation plan (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

		Number of shares
Year of grant	Fair value on grant date	31/12/2025	Shares granted	Cancelled	Exercised (1)	31/03/2026	Available for completion	Year of vesting
								2026	2027	2028	2029
2021	R$64.12	7,735	168			7,903	7,903
2022	R$54.20	480,184	10,447	(221)	(145,122)	345,288	160,347	160,446	24,495
2023	R$48.81	2,695,561	58,994	(27,540)	(627,583)	2,099,432		1,839,449	259,983
2024	R$56.58	2,459,390	53,332	(31,197)	(7,162)	2,474,363			2,299,206	175,157
2025	R$59.65	3,410,537	148,358	(37,563)	(6,642)	3,514,690				3,514,690
2026	R$50.70		700,801			700,801					700,801
		9,053,407	972,100	(96,521)	(786,509)	9,142,477	168,250	1,999,895	2,583,684	3,689,847	700,801

Book value		332,322	75,700	(2,867)	(44,498)	360,657
Book value of the previous year		361,974	209,842	(17,843)	(221,651)	332,322
(1)The average price of the share options exercised and exercised due to termination of employment on March 31, 2026 was R$51.88.

Disclosure of number and weighted average exercise prices of share options [text block]

		Number of stock options
Year of grant	Fair value on grant date	31/12/2025	Shares granted	Exercised/Cancelled	31/03/2026	Year of vesting
						2026	2027	2028	2029	2030
2023	R$50.51	277,249	6,033	(283,282)
2024	R$56.09	2,331,602	50,731		2,382,333	232,651	440,715		1,708,967
2025	R$60.47	467,265	10,166		477,431			235,794		241,637
2026	R$49.70		175,453		175,453				175,453
Number of stock options		3,076,116	242,383	(283,282)	3,035,217	232,651	440,715	235,794	1,884,420	241,637

Book value		80,742	12,597	(14,611)	78,728
Book value of the previous year		60,226	45,642	(25,126)	80,742